Income Taxes	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Income Taxes

26. Income Taxes

The effective income tax rate for continuing operations in the consolidated statements of income differs from statutory Canadian tax rates as a result of the following:

	For the year ended December 31
	2018	2017
	%	%

Income tax expense at statutory Canadian rates	27.1	27.0
Increase (decrease) resulting from:
Transition tax related to US tax reform	(4.4)	11.8
Rate differential on foreign income	(3.1)	4.0
Research and development and other tax credits	(0.7)	(2.7)
Unrecognized tax losses and temporary differences	2.0	(0.5)
Adjustments in respect of prior years and other	2.6	0.4
Non-deductible expenses and non-taxable income	0.8	(3.5)
Reorganization of corporate structure	-	1.2
Disposition of a subsidiary	-	30.3
Statutory rate change on deferred tax balances	-	(4.8)

	24.3	63.2

Major components of current income tax expense from continuing operations are as follows:

	For the year ended December 31
	2018	2017
	$	$

Ongoing operations	64.5	34.4
Transition tax related to US tax reform	(10.0)	31.2
Disposition of subsidiary	-	124.1
Reorganization of corporate structure	-	3.2

Total current income tax expense	54.5	192.9

Major components of deferred income tax expense (recovery) from continuing operations are as follows:

For the year ended December 31

	2018	2017
	$	$
Unrecognized tax losses and temporary differences	2.7	0.4
Origination and reversal of timing differences	(1.9)	16.3
Recovery arising from previously unrecognized tax assets	(0.2)	(1.6)
Change of tax rates	(0.1)	0.6
Revaluation due to US tax reform	-	(12.6)
Disposition of a subsidiary	-	(29.5)

Total deferred income tax expense (recovery)	0.5	(26.4)

Significant components of net deferred income tax assets (liabilities) are as follows:

	December 31	December 31
	2018	2017
	$	$

Deferred income tax assets (liabilities)
Carrying value of intangible assets in excess of tax cost	(86.1)	(78.8)
Carrying value of property and equipment in excess of tax cost	(7.3)	(3.6)
Cash to accrual adjustment on acquisition of US subsidiaries	(1.2)	(2.5)
Differences in timing of taxability of revenue and deductibility of expenses	33.4	36.1
Loss and tax credit carryforwards	16.7	9.6
Employee defined benefit plan	7.7	3.3
Other	3.7	4.5

	(33.1)	(31.4)

The following is a reconciliation of net deferred tax assets (liabilities):

	December 31	December 31
	2018	2017
	$	$

Balance, beginning of the year	(31.4)	(53.4)
Discontinued operations	(8.6)	-
Impact of foreign exchange	(2.3)	1.8
Adoption of IFRS 15 and IFRS 9	6.7	-
Tax effect on other comprehensive income	2.0	(2.4)
Tax recovery during the year recognized in net income	1.3	26.4
Deferred taxes acquired through business combinations	(0.7)	(0.8)
Other	(0.1)	(3.0)

Balance, end of the year	(33.1)	(31.4)

At December 31, 2018, all loss carryforwards and deductible temporary differences available to reduce the taxable income of Canadian, US, and foreign subsidiaries were recognized in the consolidated financial statements, except as noted below:

	December 31	December 31
	2018	2017
	$	$

Deductible temporary differences	13.0	12.8

Non-capital tax losses:
Expire (2019 to 2038)	27.4	16.3
Never expire	73.4	72.2
	100.8	88.5

Capital tax losses:
Never expire	9.3	5.5

	123.1	106.8

United States tax reform

The United States enacted tax reform legislation through the Tax Cuts and Jobs Act (the Tax Act). In response to the US tax reform, at December 31, 2017, the Company recorded a $31.2 one-time transition tax on deemed mandatory repatriation of earnings and realized a recovery of $12.6 on remeasurement of deferred tax assets and liabilities using the substantively enacted federal tax rate of 21.0%.

On August 1, 2018, the U.S. Treasury Department and Internal Revenue Service (IRS) released proposed regulations under Section 965. These regulations provided guidance relating to the one-time transition tax due upon the mandatory repatriation of certain deferred foreign earnings. Based on the proposed regulations, certain tax elections filed after November 2, 2017, were deemed to be disregarded in calculating the transition tax. As such, based on the calculation methods prescribed under the proposed regulations, a tax recovery of $10.0 was recognized on the federal portion of the transition tax. The Company will continue to monitor for new interpretation and guidance issued by the U.S. Treasury Department, the IRS, and state taxing authorities.

Although the Company is subject to the 21.0% federal tax rate, effective January 1, 2018, the Company also continues to assess other areas of the Tax Act for significant impacts on its estimated average annual effective tax rate and accounting policies, such as the base erosion anti-abuse tax, limitations on interest expense deductions, foreign-derived intangible income deduction, and tax on global intangible low-taxed income. At December 31, 2018, the Company has incorporated the relevant Tax Act items into its provision calculation.